Financing Arrangements - Summary of Debt Outstanding (Details) (10-K) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Total		$ 4,990,833	$ 4,782,538
Unamortized discount	$ (94,000)		(145,835)
Total debt, net	7,024,000	4,990,833	4,636,703
Less: current maturities	6,586,000	4,798,833	2,070,217
Long-term portion	$ 344,000	192,000	2,566,486
Notes Payable to Directors and Affiliates [Member]
Total		1,748,000	1,350,000
Convertible Term Loan, Due December 2016, Interest at 10% [Member]
Total		2,300,000	2,300,000
Series Subordinated Note, Due January 2016, Interest at 12% [Member]
Total		415,398	613,808
Notes Payable, due October 2016, interest between 8.25% and 12% [Member]
Total		74,486	74,486
Note Payable, Due August 2021, Interest at 0% [Member]
Total		192,000	192,000
Installment Note Payable - Bank [Member]
Total		$ 260,949	$ 252,244